STATEMENT OF CASH FLOWS - Schedule of obtained (payments) of flows related to financing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Line Items]
Capital raising	$ 1,750,060	$ 0	$ 7,217,900
Payments Capital	(2,348,580)	(567,363)	(8,891,330)
Payments Interest	(717,634)	(594,234)	(521,717)
Aircraft financing
Supplemental Cash Flow Information [Line Items]
Capital raising	99,000	0	0
Payments Capital	(198,774)	(251,388)	(331,292)
Payments Interest	(69,249)	(76,497)	(52,088)
Lease liability
Supplemental Cash Flow Information [Line Items]
Capital raising	0	0	0
Payments Capital	(344,038)	(225,358)	(131,917)
Payments Interest	(288,176)	(173,924)	(49,076)
Non-aircraft financing
Supplemental Cash Flow Information [Line Items]
Capital raising	1,651,060	0	7,217,900
Payments Capital	(1,805,768)	(90,617)	(8,428,121)
Payments Interest	$ (360,209)	$ (343,813)	$ (420,553)